Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2025	2024	2023
Operating lease cost	$8,034	$8,422	$8,165
Variable lease cost	2,535	2,232	2,226
Total Lease costs	$10,569	$10,654	$10,391

Supplemental Cash Flows Information
Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,623	$8,524	$8,393

Right-of-use assets obtained in exchange for lease obligations:	$3,657	$2,980	$2,487

Weighted average remaining lease term (years)	8.2	8.3	8.5
Weighted average discount rate	3.4%	3.2%	3.1%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2025 were as follows:

(dollars in thousands)
Year ending Decemebr 31,
2025	$8,046
2026	6,764
2027	5,579
2028	4,204
2029	3,131
Thereafter	14,070
Total lease payments	$41,794
Less: Interest	5,403
Present value of lease liabilities	$36,391